Restructuring	12 Months Ended
Apr. 30, 2015
Restructuring [Abstract]
Restructuring
NOTE 13	RESTRUCTURING

During 2010, we announced plans to restructure our coffee and fruit spreads operations as part of our ongoing efforts to enhance the long-term strength and profitability of our leading brands. Since then, we expanded our restructuring plan to include the Canadian pickle and condiments operations and the capacity expansion of our peanut butter business. Pickle and condiments production was transitioned to third-party manufacturers during 2012. The consolidation of coffee production in New Orleans, Louisiana, related to these restructuring initiatives is complete, and the transitioned retail and foodservice fruit spreads volume is being produced at our new facility in Orrville, Ohio. All of the impacted facilities have been closed, resulting in the reduction of 850 full-time positions as anticipated.

We have incurred total restructuring costs of $263.8 through April 30, 2015. As of April 30, 2015, all restructuring activities related to the approved plans were complete.

The following table summarizes the restructuring activity, including the liabilities recorded and the total amount incurred.

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total restructuring charge	$102.7	$64.0	$45.5	$42.2	$9.4	$263.8

Balance at May 1, 2012	$—	$8.8	$—	$—	$—	$8.8
Charge to expense	8.2	3.4	13.4	10.8	3.0	38.8
Cash payments	—	(4.5)	(13.4)	(10.8)	(3.0)	(31.7)
Noncash utilization	(8.2)	—	—	—	—	(8.2)

Balance at April 30, 2013	$—	$7.7	$—	$—	$—	$7.7
Charge to expense	2.7	2.6	7.2	7.2	1.1	20.8
Cash payments	—	(8.4)	(7.2)	(7.2)	(1.1)	(23.9)
Noncash utilization	(2.7)	(0.2)	—	—	—	(2.9)

Balance at April 30, 2014	$—	$1.7	$—	$—	$—	$1.7
Charge to expense	0.1	0.5	5.3	8.4	1.1	15.4
Cash payments	—	(1.7)	(5.3)	(8.4)	(1.1)	(16.5)
Noncash utilization	(0.1)	—	—	—	—	(0.1)

Balance at April 30, 2015	$—	$0.5	$—	$—	$—	$0.5

During the years ended April 30, 2015, 2014, and 2013, total restructuring charges of $15.4, $20.8, and $38.8, respectively, were reported in the Statements of Consolidated Income. Of the total restructuring charges, $1.1, $5.1, and $10.0 were reported in cost of products sold in the years ended April 30, 2015, 2014, and 2013, respectively. The remaining charges were reported in other special project costs. The restructuring costs classified as cost of products sold primarily include long-lived asset charges for accelerated depreciation related to property, plant, and equipment that had been used at the affected production facilities prior to closure.

Employee separation costs include severance, retention bonuses, and pension costs. Severance costs and retention bonuses are recognized over the estimated future service period of the affected employees.

Other costs include professional fees, costs related to closing the facilities, and miscellaneous expenditures associated with the restructuring initiative and are expensed as incurred.